FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

FVIT Index Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

Class II shares

Prospectus

October 17, 2013

Advised by:

Forethought Investment Advisors, LLC

300 North Meridian Street

Suite 1800

Indianapolis, Indiana 46204

1-877-881-7735                                         www.Forethought.com

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: FVIT American Funds® Managed RiskPortfolio	1
PORTFOLIO SUMMARY: FVIT Blackrock Global Allocation Managed Risk Portfolio	7
PORTFOLIO SUMMARY: FVIT WMC Research Managed Risk Portfolio	16
PORTFOLIO SUMMARY: FVIT Index Managed Risk Portfolio	22
PORTFOLIO SUMMARY: FVIT Select Advisor Managed Risk Portfolio	28
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	33
General Information about the Portfolios, Adviser and Sub-Adviser	33
Investment Objectives	34
Principal Investment Strategies	34
Principal Risks	35
Temporary Investments	42
Portfolio Holdings Disclosure	42
MANAGEMENT	43
Investment Adviser	43
Investment Adviser Portfolio Managers	44
Sub-Adviser	45
Sub-Adviser Portfolio Manager	45
HOW SHARES ARE PRICED	46
HOW TO PURCHASE AND REDEEM SHARES	47
TAX CONSEQUENCES	48
DIVIDENDS AND DISTRIBUTIONS	49
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	49
DISTRIBUTION OF SHARES	50
Distributor	50
Distribution Fees	50
Additional Compensation to Financial Intermediaries	51
Householding	51
VOTING AND MEETINGS	51
FINANCIAL HIGHLIGHTS	52
Privacy Notice	53

PORTFOLIO SUMMARY: FVIT American Funds® Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(1) (2)	0.39%
Total Annual Portfolio Operating Expenses	1.69%
Fee Waiver and/or Reimbursement(3)	(0.44)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.25%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.86% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$127	$490

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies: The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in a combination of other mutual funds in the American Funds Insurance Series® (the “Underlying Funds”), offered by a different prospectus, while also seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange-traded futures contracts. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 65% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 35% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The equity Underlying Funds’ investments will focus on investments in medium to large capitalization companies; however, their investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

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During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from the Securities and Exchange Commission (the “Manager of Managers Order”) that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

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Asset Allocation:  The Portfolio’s percentage allocations to Underlying Funds that hold equity and debt securities could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

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Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

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Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form

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of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

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Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

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Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

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Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

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Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

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Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

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Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

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Medium Sized Company Risk: Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

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Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

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Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC.

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company.  You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

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Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PORTFOLIO SUMMARY: FVIT BlackRock Global Allocation Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.73%
Total Annual Portfolio Operating Expenses	2.03%
Fee Waiver and/or Reimbursement(3)	(0.73)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.30%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.57% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursements is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$132	$566

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), which is offered by a different prospectus, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange-traded futures contracts.

The Underlying Fund has a fully managed investment policy utilizing domestic and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITS or companies that mine precious metals.

When choosing investments, the Underlying Fund’s management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund’s management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.

Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund’s management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund’s management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund’s management team’s outlook.

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The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-US securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Throughout its history, the Underlying Fund has maintained a weighting in non-US securities, often exceeding the 40% Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by its adviser, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Underlying Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.

The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

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Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Fund, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Fund, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

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Asset Allocation:  The Underlying Funds’ percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

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Commodities Related Investments Risks: Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, ﬂoods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

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Corporate Loans Risk:  Commercial banks and other ﬁnancial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a ﬁxed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

10

▪

Credit Risk:  Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

▪

Derivatives Risk:  The Underlying Fund’s use of derivatives may reduce the Underlying Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Underlying Fund to sell or otherwise close a derivatives position could expose the Underlying Fund to losses and could make derivatives more difficult for the Underlying Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Underlying Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Distressed Securities Risk:  Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

▪

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

11

▪

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

▪

Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Leverage Risk: Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Underlying Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Underlying Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Underlying Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Underlying Fund’s portfolio will be magnified when the Underlying Fund uses leverage.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Fund, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Mid Cap Securities Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

▪

Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in an Underlying Fund and incurs expenses related to the Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding the Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the specific managed risk strategy offered in this Portfolio.

12

▪

Precious Metal Related Securities Risk:  Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

▪

Real Estate Related Securities Risk:  The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type.

▪

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Small Cap and Emerging Growth Securities Risk:  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

▪

Sovereign Debt Risk:  Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

▪

Structured Notes Risk:  Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Underlying Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

13

▪

Subsidiary Risk:  By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its registration statement and could adversely affect the Portfolio and the Underlying Fund.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Fund, the Portfolio’s risks include the risks of the Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in the Underlying Fund.

▪

Warrants Risk:  If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

14

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

15

PORTFOLIO SUMMARY: FVIT WMC Research Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waiver and/or Reimbursement(2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.20%

(1)

Estimated for the current fiscal year.

(2)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.20% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$122	$392

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is managed in a balanced investment strategy in which the adviser allocates the assets of the Portfolio to investment strategies managed by sub-advisers. Wellington Management Company, LLP (“Wellington Management”) manages an equity strategy and a fixed income strategy (collectively referred to as the “Wellington Management Allocation”). Milliman Financial Risk Management LLC (“Milliman”) manages the Portfolio’s investments in futures and other derivatives to seek to manage the risk characteristics of the overall Portfolio.

The adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets to the Wellington Management Allocation. Under normal circumstances, the adviser generally expects to allocate approximately 65% of the Wellington Management Allocation to the equity strategy, and approximately 35% of the Wellington Management Allocation to the fixed income strategy, although the adviser may modify the target allocation from time to time.

Wellington Management’s equity strategy seeks to provide long-term total returns by investing primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies.  In managing the equity strategy, Wellington Management will allocate the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio will typically seek to maintain representation in each major industry represented in the S&P 500 Index. Wellington Management may invest up to 15% of the Portfolio’s net assets allocated to the equity strategy in securities of foreign issuers and non-dollar securities.

In analyzing a prospective investment for its equity strategy, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Wellington Management’s fixed income strategy seeks to provide long-term total returns by investing in a broad range of high-quality U.S. fixed income securities.  The investment universe primarily includes U.S. government and agency securities, mortgage and structured finance securities, and investment-grade U.S. dollar-denominated corporate and sovereign securities.  The fixed income strategy does not invest in below investment grade securities or securities denominated in foreign currencies.  The fixed income strategy may invest in fixed income-related derivatives, including, but not limited to futures contracts, forward transactions and swap agreements.

The Portfolio's adviser seeks to reduce return volatility by employing Milliman to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices

17

in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the Portfolio’s holdings. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions. It is anticipated that during a market decline, gains on the Portfolio’s futures positions will help offset losses in the value of the Portfolio’s securities. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of equity and fixed income securities, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk: The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make

18

derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the equity and fixed income securities in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  The strategies employed by the Portfolio’s sub-advisers may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual equity and fixed income securities.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

19

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Wellington Management Company, LLP

Sub-Adviser Portfolio Managers: Cheryl M. Duckworth, CFA, Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S., supervises and coordinates a team of global industry analysts that manage the equity portion of the Wellington Management Allocation and has served in this capacity for the Portfolio since its inception in 2013. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises a team of global industry analysts that manage the equity portion of the Wellington Management Allocation and has served in this capacity for the Portfolio since its inception in 2013. Mr. Mandel is not involved in the day-to-day management of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Michael E. Stack, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Stack joined Wellington Management as an investment professional in 2000.

Glen M. Goldman, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Goldman joined Wellington Management as an investment professional in 2007.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

20

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

21

PORTFOLIO SUMMARY: FVIT Index Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Portfolio Operating Expenses	1.09%
Fee Waiver and/or Reimbursement(3)	(0.04)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.05%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.91% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$107	$343

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing in a combination of unaffiliated Exchange Traded Funds (“ETFs”) and/or unaffiliated mutual funds (collectively, the “Underlying Funds”) offered through a different prospectus, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange traded future contracts. The Portfolio has a policy to invest, under normal circumstances, at least 80% of the value of its net assets in Underlying Funds that seek to track the performance of a particular securities index. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 55% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 45% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in securities listed on domestic and foreign equity indices with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income indices including U.S. treasuries, mortgage-backed securities and inflation-indexed indices. An Underlying Fund may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region.  As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

23

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Underlying Funds’ percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a

24

form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

25

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand the risks associated with investing both in the Portfolio include the risks of investing in each Underlying Fund.  The Underlying Funds in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

▪

Value Stock Risk: Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

26

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

27

PORTFOLIO SUMMARY: FVIT Select Advisor Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.62%
Total Annual Portfolio Operating Expenses	1.92%
Fee Waiver and/or Reimbursement(3)	(0.67)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.25%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.63% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$127	$538

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of several unaffiliated mutual funds and unaffiliated exchange-traded funds (“ETFs”), which include but are not limited to funds of American Century Investments Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., AIM Variable Insurance Funds (offered by Invesco), Putnam Variable Trust, MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II (collectively, the “Underlying Funds”) offered by different prospectuses, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange traded futures contracts. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 75% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 25% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time. The Underlying Funds may include up to 20% in unaffiliated ETFs. Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in medium to large capitalization companies; however, its investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

29

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Underlying Funds’ percentage allocations to equity and debt securities could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form

30

of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

31

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Medium Sized Company Risk: Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

▪

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares off Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

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Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, adviser and sub-advisers.

This Prospectus describes five Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the "Trust").  Forethought Investment Advisors, LLC serves as each Portfolio's investment adviser.  Milliman Financial Risk Management LLC serves as sub-adviser to the Portfolios.  Wellington Management Company, LLP serves as sub-adviser to the FVIT WMC Research Managed Risk Portfolio. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company (FLIC).

Individual variable annuity contract holders are not "shareholders" of each Portfolio. FLIC and its separate accounts are the shareholders or investors, although it will pass through voting rights to its variable annuity contract policy holders.  Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks.  The adviser, under the supervision of the Board of Trustees, is responsible for constructing and monitoring each Portfolio's investments to be consistent with the investment objective and principal investment strategies of each Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style.  The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

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INVESTMENT OBJECTIVES

Each Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.  The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios’ Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser's Investment Process

The Portfolios' adviser makes asset allocation decisions by identifying the long term trends and changes that could benefit particular asset classes, investment styles, and/or markets relative to other classes, styles, and markets. The adviser will consider a variety of factors when selecting asset classes, styles, and markets, for example the rate of economic growth, relative valuation, capital recovery risk, dividend yields, interest rate levels, and the social and political environment.  The adviser will allocate assets to “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.  However, there can be no assurance that the Portfolios will generally achieve these returns.

Investment portfolios are rebalanced periodically, under the direction of the adviser's portfolio managers. Although investment portfolios are rebalanced periodically, the adviser monitors the asset allocation models regularly.  The adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time. From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted.

The adviser implements asset allocation decisions for the FVIT American Funds® Managed Risk Portfolio by allocating assets to various series of the American Funds Insurance Series® Funds and may also engage sub-advisers to directly invest in securities and other instruments.  With respect to the FVIT BlackRock Global Allocation Managed Risk Portfolio, the adviser implements asset allocation decisions by investing in the BlackRock Global Allocation V.I. Portfolio and may also engage sub-advisers to directly invest in securities and other instruments.  The adviser implements asset allocation decisions for the FVIT WMC Research Managed Risk Portfolio by engaging sub-advisers to directly invest in securities and other instruments.  The adviser implements asset allocation decisions for the FVIT Index Managed Risk Portfolio by allocating assets to various unaffiliated ETFs and mutual funds and may also engage sub-advisers to directly invest in securities and other instruments.  With respect to the FVIT Select Advisor Managed Risk Portfolio, the adviser implements asset allocation decisions by allocating assets to various unaffiliated mutual funds and may also engage sub-advisers to directly invest in securities and other instruments.

Investors may purchase Underlying Funds on their own behalf without investing through one of the Portfolios.  The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

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Milliman Financial Risk Management LLC (“Milliman”) Managed Risk Strategy

Historically, investors have relied on diversification as their primary risk management tool.  However, during periods of global financial crisis, most asset classes have declined simultaneously.  Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets.  Milliman's managed risk strategy involves assembling and managing a portfolio of hedge instruments that are selected to hedge the majority or all of a portfolio of securities.  These hedge instruments may include: equity futures contracts, treasury futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  Milliman may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.  Typically, a managed risk strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections.  Milliman believes that by integrating futures contracts with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

Milliman employs a strategy that seeks to protect asset growth in bullish markets and defend against major losses during downturns in the markets.  With Milliman's managed risk strategy, the Portfolio seeks to be cushioned against severe market declines.  The Portfolio may still experience declines in market value during downturns in the market.  However, the strategy seeks to subject the Portfolio to market declines that are lower than those experienced by a portfolio without a managed risk strategy.  In addition, the managed risk strategy is managed on an ongoing basis to seek to lock-in favorable events.  Also, the managed risk strategy attempts to gradually harvest gains from the futures contracts after large market declines.  During a severe bear market, short-position equity futures contracts are likely to grow significantly in value.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective.  Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios.  Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus.  The following risks apply to each Portfolio through its investments in Underlying Funds and directly in other investments, except as noted.

Asset Allocation Each Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Commodities Related Investments Risks (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, ﬂoods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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Convertible Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Corporate Loans Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Commercial banks and other ﬁnancial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a ﬁxed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Credit Risk  There is a risk that security issuers will not make interest and/or principal payments on their securities.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio.  Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security.  This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares.  In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk The Underlying Fund’s use of derivatives may reduce the Underlying Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Underlying Fund to sell or otherwise close a derivatives position could expose the Underlying Fund to losses and could make derivatives more difficult for the Underlying Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Underlying Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Futures Risk A Portfolio's use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Portfolio may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts.  Theoretically, a Portfolio's could

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be unlimited. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are intended to hedge.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.  The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular futures hedging strategy adopted will succeed.

Hedging Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

Distressed Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Equity Risk The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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ETF Risk (FVIT Index Managed Risk Portfolio and FVIT Select Advisor Managed Risk Portfolio only)

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.  ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Fixed Income Risk When a Portfolio invests in bonds and other fixed income securities through ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk A Portfolio's investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.  Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.  This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Growth Stock Risk (FVIT Index Managed Risk Portfolio only)

Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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Junk Bond Risk (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Portfolio's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Portfolio's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Portfolio's share price.

Leverage Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Underlying Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Underlying Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Underlying Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Underlying Fund’s portfolio will be magnified when the Underlying Fund uses leverage.

Limited History of Operations Each Portfolio is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts.

Management Risk The adviser's dependence on certain Underlying Funds and judgments about the attractiveness, value and potential appreciation of particular Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  In addition, the Portfolio is subject to the risk that the methods employed by Milliman in implementing the managed risk strategy may not produce the desired results. Either, or both, of these activities could cause the Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives.

Market Risk The net asset value of a Portfolio will fluctuate based on changes in the value of the securities and futures in which the Portfolio invests.  Each Portfolio invests in securities and futures that may be more volatile and carry more risk than some other forms of investment.  The price of securities and futures may rise or fall because of economic or political changes. Security and futures prices, in general, may decline over short or even extended periods of time.  Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

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Medium Sized Company Risk (All Portfolios, except FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio and FVIT Index Managed Risk Portfolio)

Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Mid Cap Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Non-Diversification Risk (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

A Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Structure (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

The Portfolios invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

Precious Metal Related Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Real Estate Related Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type.

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REIT Investment Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Short Positions Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Small Cap and Emerging Growth Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Sovereign Debt Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Structured Notes Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Underlying Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Subsidiary Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders.

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Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its registration statement and could adversely affect the Portfolio and the Underlying Fund.

Underlying Fund Risks (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

Because each Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Value Stock Risk Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Warrants Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  Each Portfolio may be invested in these instruments for extended periods, depending on the adviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees.  A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

Investment Policies: Each Portfolio has a name which suggests a focus on a particular type of investment.  In accordance with Rule 35d-1 under the 1940 Act, each Portfolio has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Portfolio’s Principal Investment Strategy section.  This requirement is applied at the time the Portfolio invests its assets.  If, subsequent to an investment by the Portfolio, this requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this requirement.  In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics

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similar to the other investments included in the basket.  The Portfolio’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the voice of a majority of the Portfolio’s outstanding shares as defined in the 1940 Act.  The name of the Portfolio may be changed at any time by a vote of the Portfolio’s Board of Trustees.  Shareholders will be given written notice at least 60 days prior to any change by the Portfolio of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT

Investment Adviser

Forethought Investment Advisors, LLC, located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204, serves as investment adviser to the FVIT Portfolios.  Subject to the authority of the Portfolios' Board of Trustees, the adviser is responsible for management of each Portfolio's investment portfolio.  The adviser is responsible for selecting each Portfolio's investments according to the Portfolio's investment objective, strategies, policies and restrictions. The adviser is also responsible for supervising the activities of each sub-adviser and assuring the sub-adviser conducts its investment activities in accordance with each Portfolio's investment objective, strategies, policies and restrictions  The adviser is a newly-formed registered investment adviser.

On September 26, 2013, Forethought Financial Group, Inc. (“Forethought Financial”), the adviser’s parent company, announced a definitive agreement with Global Atlantic Financial Group (“Global Atlantic”) whereby Global Atlantic will acquire Forethought Financial.  The transaction is expected to close in early 2014, subject to regulatory approval.  The Portfolios’ Board of Trustees met on October 3, 2013 to consider information relating to the transaction and Global Atlantic.  Following its considerations, the Board approved new investment advisory and sub-advisory agreements for the Portfolios that will take effect on the closing of the transaction.  The investment advisory and sub-advisory agreements were also approved by each Portfolio’s initial shareholder. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements and sub-advisory agreements will be available in the Portfolios' annual or semi-annual report when first published.

Pursuant to an advisory agreement between the Portfolios and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to the following percentage of the respective Portfolio's average daily net assets.

Portfolio	Management Fee
FVIT American Funds® Managed Risk Portfolio	0.90%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.90%
FVIT WMC Research Managed Risk Portfolio	0.85%
FVIT Index Managed Risk Portfolio	0.55%
FVIT Select Advisor Managed Risk Portfolio	0.90%

The Portfolios' adviser has contractually agreed to waive its management fees and to reimburse Portfolio expenses until April 30, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares.  The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

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Portfolio	Expense Limit
FVIT American Funds® Managed Risk Portfolio	0.86%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.57%
FVIT WMC Research Managed Risk Portfolio	1.20%
FVIT Index Managed Risk Portfolio	0.91%
FVIT Select Advisor Managed Risk Portfolio	0.63%

Fee waiver and reimbursement arrangements can decrease the Portfolios’ expenses and boost their performance.

Additional Compensation to Adviser

The adviser or its affiliates may receive compensation from managers of Underlying Funds.  This compensation may create a conflict of interest for the adviser in the selection of Underlying Funds for investment by the Portfolio.  However, the adviser will voluntarily reduce the amount of its compensation under its Management Agreement with the Portfolio by the amount of compensation received from managers of Underlying Funds.

Investment Adviser Portfolio Managers

Eric Todd, CFA

President of the Adviser

Mr. Todd joined Forethought Financial Group in September 2006 and currently serves as Executive Vice President and Chief Investment Officer. He has served as president of the adviser since its inception in 2013.  He has over 20 years of experience in the financial services industry managing investments, including Senior Vice President and Co-Head of Fixed Income with Conseco Capital Management, Inc. (now 40|86 Advisors), overseeing portfolio management, research and trading for the general account, as well as for third-party fixed income clients.  Prior to joining Forethought Financial Group, Eric served as an industry consultant to a variety of financial services companies.

Cameron Jeffreys, CFA

Vice President of the Adviser

Mr. Jeffreys joined Forethought Financial Group in November 2009 and currently serves as Vice President, Senior Research Analyst. He has served as vice president of the adviser since its inception in 2013.  From 1998 to 2008, Mr. Jeffreys was an equity research analyst at Credit Suisse in Toronto, Canada, where he analyzed and offered investment ratings on companies in a variety of sectors.  From 1996 to 1998, Mr. Jeffreys worked at Conseco Capital Management, Inc. (“CCM”) in the areas of portfolio management analytics and fixed income research.  Mr. Jeffreys is a Chartered Financial Analyst and a member of both the CFA Institute and the CFA Society of Indianapolis. Educated at the Ivey Business School at Western University in London, Canada, he graduated with an Honors degree in Business Administration.

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Sub-Advisers

Milliman Financial Risk Management LLC, with principal offices located at 71 S. Wacker Drive, Chicago, IL 60606, serves as sub-adviser to the FVIT Portfolios.  Subject to the authority of the Portfolios' Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting each Managed Risk Portfolio's hedging program according to each Managed Risk Portfolio's investment objective, strategies, policies and restrictions.  The sub-adviser was established in 1998, and also advises and sub-advises other investment companies, insurance companies, financial institutions, and other pooled investment vehicles in addition to the Portfolios.  The sub-adviser is a wholly-owned subsidiary of Milliman, Inc.  As of December 31, 2012, the sub-adviser had total assets under management of approximately $80 billion.  The sub-adviser shall be paid by the adviser, not the Portfolios. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between Forethought Investment Advisors, LLC and Milliman Financial Risk Management LLC will be available in the Portfolios' annual or semi-report when first published.

Wellington Management Company, LLP is a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts, 02210, and serves as sub-adviser to the FVIT WMC Research Managed Risk Portfolio.  Subject to the authority of the Portfolio’s Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting the FVIT WMC Research Managed Risk Portfolio's investment strategy according to the Portfolio's investment objective, strategies, policies and restrictions.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.  The sub-adviser shall be paid by the adviser, not the Portfolios. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between Forethought Investment Advisors, LLC and Wellington Management Company, LLP will be available in the Portfolios' annual or semi-report when first published.

The adviser and the Portfolios were granted an exemptive order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each sub-adviser and recommend its hiring, termination and replacement.  The exemptive order permits the adviser to appoint a sub-adviser with the approval of the Board of Trustees and without obtaining approval from a Portfolio’s shareholders. Within 90 days after hiring any new sub-adviser, the applicable Portfolio’s shareholders will receive information about the new sub-advisory relationship.

Sub-Adviser Portfolio Managers

Adam Schenck, CFA, FRM

Portfolio Manager of Milliman

Mr. Schenck has served as a Portfolio Manager for the sub-adviser since January 2005.  Mr. Schenck holds a Master’s degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College.  He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

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Cheryl M. Duckworth, CFA

Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S.

Ms. Duckworth supervises and coordinates a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA

Senior Vice President and Director of Global Industry Research of Wellington Management

Mr. Mandel supervises a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Mr. Mandel is not involved in the day-to-day management of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Michael E. Stack

Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

Mr. Stack has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Stack joined Wellington Management as an investment professional in 2000.

Glen M. Goldman

Vice President and Fixed Income Portfolio Manager of Wellington Management

Mr. Goldman has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Goldman joined Wellington Management as an investment professional in 2007.

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis.  ((Asset minus liabilities)/number of shares=NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account the per-class expenses and fees of a Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily.  The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's portfolio may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company (“FLIC”).  You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio.  The Portfolios do not issue share certificates.  Separate accounts

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may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order.  All requests received in good order, which typically requires an account number and other identifying information,  before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").  As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable insurance contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

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Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable.  See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of a Portfolio can harm all Portfolio shareholders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Portfolio that invests in ETFs that hold foreign securities is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges.  Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

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Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may request that FLIC also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract.  Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions.  The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies.  Each Portfolio has entered into an information sharing agreement with the insurance company.  Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to each Portfolio; (ii) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract holders identified by the Portfolio as having engaged in market timing.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved.  When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolios will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so.  In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC is the distributor for the shares of the Portfolios.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Portfolios are offered on a continuous basis.

Distribution Fees:  Each Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of shares of each Portfolio.  Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%.  A portion of the fee

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payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolios' distributor, its affiliates, and the Portfolios' adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Portfolios mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-881-7735 on days the Portfolios are open for business or contact your financial institution.  The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

FLIC, as issuer of your variable contract, will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract

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owners would be able to determine the outcome of a matter.  Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently.  However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The Portfolios have only recently commenced operations as of the date of this Prospectus and therefore do not have a financial history.

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PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

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Social Security number and wire transfer instructions

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account transactions and transaction history

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investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

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QUESTIONS?	Call 1-402-493-4603

What we do :
How does Forethought Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Forethought Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

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sharing for affiliates' everyday business purposes – information about your creditworthiness.

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affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates

Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

•

Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Forethought Variable Insurance Trust does not jointly market.

Adviser	Forethought Investment Advisors, LLC 300 North Meridian Street Suite 1800 Indianapolis, Indiana 46204	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Sub-Adviser	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606	Sub- Adviser	Wellington Management Company, LLP 280 Congress Street Boston, MA 02210
Custodian	JPMorgan Chase Bank, N.A. 270 Park Ave. New York, NY 10017	Legal Counsel	Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110
Administrator, Transfer Agent and Fund Accountant	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130	Independent Registered Public Accounting Firm	McGladrey LLP 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated October 17, 2013 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust's policies and management.  Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders. In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-881-7735, or by writing to:

FVIT Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Information is also available at www.Forethought.com.

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22865